Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total		Issued capital [member]	Share premium [member]	Treasury shares [member]	Reserves [member]	OCI reserves [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interest [member]
Beginning balance at Dec. 31, 2021	$ 79,340		$ 1,736	$ 17,620	$ (3,994)	$ 54,001	$ (34,577)	$ 33,882	$ 68,669	$ 10,671
Profit of the period	7,597	[1]						5,969	5,969	1,628
Other comprehensive income/(loss)	(1,315)						(976)		(976)	(339)
Total comprehensive income/(loss)	6,283						(976)	5,969	4,994	1,289
Dividends	(2,553)							(1,198)	(1,198)	(1,355)
Treasury shares	95				289			(193)	95
Share-based payments	497					477			477	20
Hyperinflation monetary adjustments	616							380	380	236
Scope and other changes	1							(18)	(18)	19
Ending balance at Dec. 31, 2022	84,278		1,736	17,620	(3,706)	54,477	(35,553)	38,823	73,398	10,880
Profit of the period	6,891							5,341	5,341	1,550
Other comprehensive income/(loss)	3,876						4,398		4,398	(522)
Total comprehensive income/(loss)	10,767						4,398	5,341	9,739	1,028
Dividends	(2,952)							(1,582)	(1,582)	(1,371)
Treasury shares	(237)				240			(477)	(237)
Share-based payments	438					418			418	19
Hyperinflation monetary adjustments	675							417	417	258
Scope and other changes	(291)							(306)	(306)	15
Ending balance at Dec. 31, 2023	92,676		1,736	17,620	(3,465)	54,896	(31,155)	42,215	81,848	10,828
Profit of the period	7,416							5,855	5,855	1,561
Other comprehensive income/(loss)	(8,812)						(8,046)		(8,046)	(766)
Total comprehensive income/(loss)	(1,396)						(8,046)	5,855	(2,191)	795
Dividends	(3,178)							(1,764)	(1,764)	(1,414)
Treasury shares	(791)				(421)			(370)	(791)
Share-based payments	515					495			495	20
Hyperinflation monetary adjustments	1,040							642	642	398
Scope and other changes	(166)							(1)	(1)	(165)
Ending balance at Dec. 31, 2024	$ 88,700		$ 1,736	$ 17,620	$ (3,886)	$ 55,391	$ (39,201)	$ 46,577	$ 78,237	$ 10,463

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(expense). The 2022 presentation were amended to conform to the 2023 and 2024 presentation.